NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of consolidated [line items]
Accumulated non-controlling interest	$ 87.3	$ 72.7
Net earnings attributable to non-controlling interests	16.2	14.6
Current assets	1,395.5	1,263.0
Total non- current assets	2,758.8	2,599.1
Current liabilities	(334.8)	(266.0)
Non-current liabilities	(1,274.0)	(1,177.3)
Revenues	1,241.7	1,065.3
Net earnings and other comprehensive income	96.0	(383.9)
Net cash from operating activities	347.6	363.0
Net cash used in investing activities	(246.2)	(149.8)
Net cash used in financing activities	0.8	0.8
Increase in cash and cash equivalents	$ 110.9	$ 215.5
Essakane S.A.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 55.2	$ 42.6
Net earnings attributable to non-controlling interests	13.0	12.8
Dividends paid to non-controlling interests	0.5	0.5
Current assets	355.6	297.4
Total non- current assets	975.1	958.3
Current liabilities	(130.6)	(109.2)
Non-current liabilities	(480.8)	(550.4)
Net assets	719.3	596.1
Revenues	715.0	579.2
Net earnings and other comprehensive income	128.5	130.4
Net cash from operating activities	252.0	198.0
Net cash used in investing activities	(120.3)	(104.5)
Net cash used in financing activities	(105.8)	(30.9)
Increase in cash and cash equivalents	$ 25.9	$ 62.6
Rosebel Gold Mines N.V.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	5.00%	5.00%
Accumulated non-controlling interest	$ 27.3	$ 25.7
Net earnings attributable to non-controlling interests	1.6	0.4
Dividends paid to non-controlling interests	0.0	0.0
Current assets	304.5	180.6
Total non- current assets	697.6	756.0
Current liabilities	(92.0)	(81.0)
Non-current liabilities	(312.1)	(289.5)
Net assets	598.0	566.1
Revenues	380.5	352.5
Net earnings and other comprehensive income	31.8	8.5
Net cash from operating activities	144.5	53.3
Net cash used in investing activities	(19.4)	(83.3)
Net cash used in financing activities	(18.6)	(0.4)
Increase in cash and cash equivalents	$ 106.5	(30.4)
Boto
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%
Accumulated non-controlling interest	$ 0.3
Net earnings attributable to non-controlling interests	0.0
Dividends paid to non-controlling interests	0.0
Current assets	5.1
Total non- current assets	25.3
Current liabilities	(7.4)
Non-current liabilities	(19.4)
Net assets	3.6
Revenues	0.0
Net earnings and other comprehensive income	0.0
Net cash from operating activities	(0.1)
Net cash used in investing activities	(14.3)
Net cash used in financing activities	19.4
Increase in cash and cash equivalents	5.0
Subsidiaries with non-material non-controlling Interests
Disclosure of consolidated [line items]
Dividends paid to non-controlling interests	$ 1.4	$ 1.4